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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/  Mark A. Boyar            New York, New York   November 12, 2010
   -------------------------------    ------------------   -----------------
           [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 46
                                        --------------------

Form 13F Information Table Value Total: $71,406 (in thousands)
                                        ----------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
        ITEM 1                 ITEM 2        ITEM 3   ITEM 4          ITEM 5           ITEM 6       ITEM 7          ITEM 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                              TITLE OF                VALUE    SH/PRN    SH/   PUT/    INVSTMT      OTHER       VOTING AUTHORITY
        ISSUER                 CLASS         CUSIP   (x1000)   AMOUNT    PRN   CALL    DISCRTN       MGRS     SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALTRIA GROUP INC               COMMON      02209S103      303     12600    SH            SOLE                 12600    0       0
AMERICAN EXPRESS CO            COMMON      025816109      475     11310    SH            SOLE                 11310    0       0
AMERIPRISE FINL INC            COMMON      03076C106     2469     52175    SH            SOLE                 52175    0       0
AOL INC                        COMMON      00184X105     1345     54355    SH            SOLE                 54355    0       0
BANK OF AMER CORP              COMMON      060505104     2092    159650    SH            SOLE                159650    0       0
BANK OF NEW YORK MELLON        COMMON      064058100     2146     82130    SH            SOLE                 82130    0       0
BRISTOL MYERS SQUIBB CO        COMMON      110122108     1547     57082    SH            SOLE                 57082    0       0
BROADRIDGE FINL SOLUTIONS
 INC                           COMMON      11133T103      380     16613    SH            SOLE                 16613    0       0
CABLEVISION SYS CORP            CL A       12686C109     1881     71830    SH            SOLE                 71830    0       0
CALLAWAY GOLF CO COM           COMMON      131193104       70     10000    SH            SOLE                 10000    0       0
CARNIVAL CORP                PAIRED CTF    143658300     1655     43352    SH            SOLE                 43352    0       0
CBS CORP NEW                    CL B       124857202     1605    101229    SH            SOLE                101229    0       0
CITIGROUP INC                  COMMON      172967101     1940    496201    SH            SOLE                496201    0       0
CLOROX CO DEL                  COMMON      189054109      734     11000                  SOLE                 11000    0       0
COMCAST CORP                  CL A SPL     20030N200     2351    138205    SH            SOLE                138205    0       0
CVS CAREMARK CORPORATION       COMMON      126650100      338     10750    SH            SOLE                 10750    0       0
DELL INC                       COMMON      24702R101      460     35450                  SOLE                 35450    0       0
DIEBOLD INC                    COMMON      253651103      614     19760    SH            SOLE                 19760    0       0
DISNEY WALT PRODTNS            COMMON      254687106     1667     50377    SH            SOLE                 50377    0       0
GENERAL ELEC CO                COMMON      369604103     1567     96461    SH            SOLE                 96461    0       0
HEINZ H J CO                   COMMON      423074103     2259     47688    SH            SOLE                 47688    0       0
HOME DEPOT INC                 COMMON      437076102     3539    111714    SH            SOLE                111714    0       0
INTEL CORP                     COMMON      458140100      626     32600                  SOLE                 32600    0       0
JPMORGAN CHASE & CO            COMMON      46625H100     2776     72950    SH            SOLE                 72950    0       0
JOHNSON & JOHNSON              COMMON      478160104     1047     16900                  SOLE                 16900    0       0
KRAFT FOODS INC                 CL A       50075N104     3027     98073    SH            SOLE                 98073    0       0
MADISON SQARE GARDEN INC        CL A       55826P100     1151     54575    SH            SOLE                 54575    0       0
MARRIOTT INTL INC NEW           CL A       571903202     1161     32405    SH            SOLE                 32405    0       0
MEREDITH CORP                  COMMON      589433101     2131     63976    SH            SOLE                 63976    0       0
MGM MIRAGE INC                 COMMON      552953101      387     34307    SH            SOLE                 34307    0       0
MICROSOFT CORP                 COMMON      594918104     2620    106986    SH            SOLE                106986    0       0
MIDAS GROUP INC                COMMON      595626102     2295    301518    SH            SOLE                301518    0       0
NASDAQ OMX GROUP INC           COMMON      631103108     1618     83286    SH            SOLE                 83286    0       0
ORIENT-EXPRESS HOTELS LTD       CL A       G67743107      437     39170    SH            SOLE                 39170    0       0
PFIZER INC                     COMMON      717081103     3141    182908    SH            SOLE                182908    0       0
PHILIP MORRIS INTL IN          COMMON      718172109      230      4100                  SOLE                  4100    0       0
PLAYBOY ENTERPRISES INC         CL B       728117300     1926    374778    SH            SOLE                374778    0       0
SAKS INC                       COMMON      79377W108     1867    217045    SH            SOLE                217045    0       0
SYMS CORP                      COMMON      871551107      347     45600    SH            SOLE                 45600    0       0
TIME WARNER INC                COMMON      887317303     2860     93303    SH            SOLE                 93303    0       0
TRAVELERS COMPANIES INC        COMMON      89417E109     3143     60334    SH            SOLE                 60334    0       0
UNITED PARCEL SVC INC           CL B       911312106     2141     32110    SH            SOLE                 32110    0       0
VERIZON COMMUNICATIONS
 INC                           COMMON      92343V104      493     15122    SH            SOLE                 15122    0       0
WEIGHT WATCHERS INTL           COMMON      948626106     1339     42929    SH            SOLE                 42929    0       0
WENDYS ARBYS GROUP INC         COMMON      950587105     2008    443301    SH            SOLE                443301    0       0
WESTERN UNION CO               COMMON      959802109     1194     67554    SH            SOLE                 67554    0       0